SCHEDULE OF AMORTIZATION AMOUNT OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 2,896,456
2027	855,318
2028	365,835
2029	155,654
2030	64,757
Thereafter	265,074
Total	$ 4,603,094	$ 14,210,824